Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LORD ASSET MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Thomas White American Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - THOMAS WHITE AMERICAN OPPORTUNITIES FUND
Objective [Heading]	rr_ObjectiveHeading	FUND OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Thomas White American Opportunities Fund (the “Fund”) is long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees<br/>(fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses<br/>(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects the contractual fee deferral/expense reimbursement agreement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily (at least 80% of its net assets plus borrowings for investment purposes, if any) in equity securities (consisting of common stocks, preferred stocks and convertible securities) of U.S. companies. In determining whether a company is located in or associated with the U.S., the Advisor will consider any one of the following four factors when making its determination: (i) whether the company is organized in the U.S.; (ii) whether the U.S. is the primary securities trading market; (iii) whether the location of assets is in the U.S.; or (iv) whether the company derives at least half of its revenue or profits from the U.S. Shareholders will be given at least 60 days’ advance notice of any change to the 80% policy regarding investments in U.S. companies.

The Advisor employs a valuation-oriented stock selection strategy and broad portfolio diversification. The Advisor will select most of the stocks held by the Fund from the approximately 800 companies in the Russell Midcap Index. The Advisor currently researches over 4,000 issuers monthly and may purchase any of these securities for the Fund.

The Fund principally invests in mid- and small-size U.S. companies. The Fund may also invest in equity securities of larger size U.S. companies. Equity securities of mid- and small-size companies tend to have greater price fluctuations than larger, more established companies. The Advisor will attempt to manage this risk by normally owning securities issued by companies that represent a broad range of industries. The Fund will compare itself to, and attempt to outperform, the Russell Midcap Index.

While the Advisor will primarily invest the assets of the Fund in U.S. companies, the Fund can invest up to 20% of its assets in non-U.S. equity securities, including those from emerging market countries.

		TWI seeks to buy equity securities of companies at a value less than its research indicates to be their true worth. This is intended to produce Fund portfolios with attractive relative valuation ratios, such as price-to-earnings and price-to-book. The Advisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risks: The Fund is designed to be appropriate for prudent investors who are seeking the long-term performance advantage of equities and who want growth of capital rather than current income. Shareholders should understand that all investments involve the risk of losing money.

Management Risk: There can be no guarantee against the loss of money resulting from an investment in the Fund, nor can there be any assurance that the Fund’s investment objective will be attained.

Market Risk: The Fund is subject to market risk, which is the risk that the value of a security may move up and down, sometimes rapidly and unpredictably, in response to economic or other conditions. In addition, changes in interest rates affect the value of portfolio securities held by the Fund and the operations of the issuers of the Fund’s portfolio securities.

Equity Risk: In the short-term, equity performance may be volatile and unpredictable, and may produce greater negative returns than other asset classes.

Small- and Mid-Capitalization Securities Risk: The Fund’s investments in mid- and small-cap companies can involve more risk than investing in larger companies. Normally, these companies have more limited markets or product lines, and often more limited trading in their stocks. This can cause the prices of equity securities of these companies to be more volatile than those of large cap issuers, or to decline more significantly during market downturns than the market as a whole.

Foreign Securities Risk: Holding equity securities of foreign companies can entail taking more risk than owning the securities of domestic companies as a result of disclosure, accounting, auditing and financial reporting standards and practices that differ from those to which U.S. issuers are subject. Political, economic and social developments in foreign countries may affect the operations of foreign companies or the value of their stocks. Foreign securities that are issued and traded in foreign currencies are subject to the risk that the value of a particular currency will change in relation to one or more other currencies. For instance, if the value of the U.S. dollar increases relative to a particular foreign currency, an investment denominated in that foreign currency will decrease in value because the investment will be worth fewer U.S. dollars. Investments in foreign securities may also be subject to the risks of seizure by a foreign government and imposition of restrictions on the exchange or transport of foreign currency or other economic sanctions. Further, transaction costs in foreign jurisdictions, including tax, brokerage and custody costs, may be higher, which can result in lower returns or decreased liquidity.

Emerging Markets and Less Developed Countries Risk: Securities of foreign issuers that are not in the developed market countries are subject to the same risks as securities of foreign issuers in developed market countries, but such risks may be more pronounced. The risks are greater because their social, political, legal and economic systems are frequently less stable, and exchange and regulatory effectiveness is often lower, than developed countries. These factors can make emerging market investments more volatile and less liquid than investments in developed markets.

Large Investor Risk: Ownership of shares of the Fund may be concentrated in one or more large investors. These investors may redeem shares in substantial quantities or on a frequent basis, which may negatively impact the Fund’s performance, may increase realized capital gains, may accelerate the realization of taxable income to other shareholders and may potentially limit the use of available capital loss carryforwards or certain other losses to offset any future realized capital gains. Large investor redemption activity also may increase the Fund’s brokerage and other expenses and could cause the Fund to experience losses or fail to maintain an economically viable size. If the Fund fails to maintain an economically viable size, it may cease operations, and investors may be required to liquidate or transfer their investments at inopportune times.

		Value Investing Risk: The risk of value investing is that the price of securities may never reach what the Advisor believes to be their full value, or may even go down in price. In addition, this approach may produce returns below aggressive equity funds, given the Advisor’s efforts to limit risk.
Risk Lose Money [Text]	rr_RiskLoseMoney	Shareholders should understand that all investments involve the risk of losing money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	FUND PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table indicate the risks of investing in the Fund by showing the annual returns of the Fund as of December 31, 2018 and long-term performance. Total return information reflects reimbursements of Fund expenses, in the absence of which total returns would have been lower. The returns include reinvestment of all dividends and distributions.

The bar chart represents the annual total returns of the Investor Class shares of the Fund. The bar chart demonstrates that returns will fluctuate from year to year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.

The average annual total return table compares the Fund’s average annual returns for the 1-, 5- and 10-year periods to those of broad-based securities market indices.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”). In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.

		As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart demonstrates that returns will fluctuate from year to year. The Fund can experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted in the graphs.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance, before and after taxes, is not a prediction of future results.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns - Investor Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the Fund’s best and worst quarters are shown below:
Best Quarter	Worst Quarter

Qtr. 4 2011: 15.05%	Qtr. 3 2011: -17.78

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns<br/>as of December 31, 2018
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account (“IRA”).
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, the after-tax returns may exceed the return before taxes due to an assumed benefit from any losses on a sale of shares at the end of the measurement period.
Thomas White American Opportunities Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lesser of the original purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (on shares purchased and held for less than sixty days) (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.58%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%
Fee Deferral/Expense Reimbursement (Recoupment)	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[1]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.34%	[1],[2]
1 Year	rr_ExpenseExampleYear01	$ 136
3 Years	rr_ExpenseExampleYear03	434
5 Years	rr_ExpenseExampleYear05	764
10 Years	rr_ExpenseExampleYear10	$ 1,697
2009	rr_AnnualReturn2009	21.41%
2010	rr_AnnualReturn2010	21.28%
2011	rr_AnnualReturn2011	2.05%
2012	rr_AnnualReturn2012	9.25%
2013	rr_AnnualReturn2013	30.70%
2014	rr_AnnualReturn2014	14.02%
2015	rr_AnnualReturn2015	0.74%
2016	rr_AnnualReturn2016	7.58%
2017	rr_AnnualReturn2017	17.00%
2018	rr_AnnualReturn2018	(10.95%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.05%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(17.78%)
1 Year	rr_AverageAnnualReturnYear01	(10.95%)
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	10.69%
Thomas White American Opportunities Fund | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.92%)
5 Years	rr_AverageAnnualReturnYear05	3.58%
10 Years	rr_AverageAnnualReturnYear10	9.34%
Thomas White American Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.73%)
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	8.73%
Thomas White American Opportunities Fund | Russell Midcap Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.06%)
5 Years	rr_AverageAnnualReturnYear05	6.26%
10 Years	rr_AverageAnnualReturnYear10	14.03%
Thomas White American Opportunities Fund | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
5 Years	rr_AverageAnnualReturnYear05	8.49%
10 Years	rr_AverageAnnualReturnYear10	13.12%

[1]	Thomas White International, Ltd. (“TWI” or the “Advisor”) has entered into a fee deferral/expense reimbursement agreement to defer its fees and/or reimburse the Fund to the extent that the operating expenses Investor Class shares exceed (as a percentage of average daily net assets) 1.34%. Operating expenses include, without limitation, any fees or expenses incurred during the ordinary course of Fund’s business, but shall exclude interest, taxes, brokerage commissions, acquired fund fees and expenses, litigation, indemnification or any extraordinary expenses (as determined under generally accepted accounting principles) not incurred in the ordinary course of the Fund’s business. As a result, the “Total Annual Fund Operating Expenses After Fee Deferral/Expense Reimbursement (Recoupment)” shown above may be higher due to such excluded items. The fee deferral/expense reimbursement agreement expires February 29, 2020. The Fund has agreed to repay the Advisor for amounts deferred or reimbursed by the Advisor pursuant to the agreement provided that such repayment does not cause the Fund to exceed the above limits and the repayment is made within three years after the year in which the Advisor incurred the expense. The fee deferral/expense reimbursement agreement may only be amended or terminated by the Fund’s Board of Trustees.
[2]	After Fee Deferral/Expense Reimbursement (Recoupment)